COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues	1,167,423	434,808
Research and Development Expense	$ 647,302	$ 362,456
Chairman And CEO [Member]
Loss Contingencies [Line Items]
Defined Contribution Plan, Nature and Effect of Change, Description	The employment agreements, as amended, for the Company’s Executive Chairman and CEO each contain a transaction bonus in the instance any of the Company’s assets are sold or sublicensed or if the Company or its subsidiary is acquired, equal to 1.75% of the consideration received by the Company. The employment agreement, as amended, for the Company’s General Counsel contains a similar transaction bonus equal to 0.5% of consideration received by the Company
Employment Agreements [Member]
Loss Contingencies [Line Items]
Accrued Salaries, Current	$ 83,731
License Agreement [Member] | QSAM Therapeutics Inc [Member]
Loss Contingencies [Line Items]
Other Expenses	$ 15,101	97,999
Royalty percentage	4.50%
[custom:SublicensePercentage]	5.00%
Consulting fee	$ 8,500
Payment for license fees		$ 60,000
License Agreement [Member] | QSAM Therapeutics Inc [Member] | Upon Commercialization [Member]
Loss Contingencies [Line Items]
Other Expenses	$ 2,000,000
Stock Issued During Period, Shares, New Issues	500,000
License Agreement [Member] | QSAM Therapeutics Inc [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Other Expenses	$ 410,000